Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue	$ 2,401.9	$ 2,076.0	$ 1,974.3	$ 1,767.7	$ 2,052.7	$ 1,709.3	$ 1,700.6	$ 1,461.3	$ 8,219.9	$ 6,923.9	$ 6,215.7
Operating (loss)/income	43.2	20.6	30.6	(81.9)	37.2	(54.5)	(35.6)	(118.2)	12.6	(171.1)	(295.4)
Net (loss) income	$ (18.0)	$ (41.4)	$ (33.5)	$ (92.9)	$ 22.2	$ (78.6)	$ (47.0)	$ (117.9)	$ (185.8)	$ (221.3)	$ (434.6)
Net (loss) earnings per share, basic (USD per share)	$ (0.09)	$ (0.22)	$ (0.23)	$ (0.64)	$ 0.15	$ (0.55)	$ (0.33)	$ (0.82)
Net (loss) earnings per share, diluted (USD per share)	$ (0.09)	$ (0.22)	$ (0.23)	$ (0.64)	$ 0.14	$ (0.55)	$ (0.33)	$ (0.82)
Basic and diluted loss per common share attributable to shareholders (in dollars per share)									$ (1.09)	$ (1.54)	$ (3.07)
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total revenue									$ 0.0	$ 0.0	$ 0.0
Operating (loss)/income									(4.7)	0.9	(18.0)
Net (loss) income		$ 7.3	$ (1.3)	$ (0.9)	$ (2.9)	$ 0.0	$ 0.4	$ 1.7	$ (3.6)	$ 0.8	$ (14.9)
Basic and diluted loss per common share attributable to shareholders (in dollars per share)		$ 0.04	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.00	$ 0.00	$ 0.01	$ 0.02	$ (0.01)	$ 0.11